UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number  811-09679

Adelante Funds
(Exact name of Registrant as specified in charter)

555 12th Street, Suite 2100
Oakland, CA 94607
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street, Suite A
Milwaukee, WI 53233

Copy to:
Elizabeth Shea Fries, Esq., P.C.
Goodwin Procter LLP
Exchange Place
Boston, MA 02109-2881
(Name and address of agent for service)

Registrant's telephone number, including area code: (510) 986-2100

Date of fiscal year end: January 31

Date of reporting period: October 31, 2009

FORM N-Q

Item 1.  Schedule of Investments.

Adelante U.S. Real Estate Securities Fund
Schedules of Investments
October 31, 2009 (Unaudited)

Adelante U.S. Real Estate Securities Fund
Schedule of Investments
October 31, 2009 (Unaudited)

Number of Shares			Value
	Common Stocks	93.4%

	Apartments	15.9%
6,696	AvalonBay Communities, Inc.		$460,551
3,510	BRE Properties, Inc.		95,577
3,300	Camden Property Trust		119,625
20,270	Equity Residential		585,397
5,760	Essex Property Trust, Inc.		433,037
7,400	Post Properties, Inc.		122,026
7,481	UDR, Inc.		107,577
			1,923,790
	Diversified/Specialty	6.6%
240	Alexander's, Inc.*		63,581
11,367	Vornado Realty Trust		677,019
2,225	Washington Real Estate Investment Trust		59,407
			800,007
	Healthcare	13.5%
19,375	HCP, Inc.		573,306
9,000	Health Care REIT, Inc.		399,330
3,800	Healthcare Realty Trust, Inc.		79,154
18,200	Nationwide Health Properties, Inc.		586,950
			1,638,740
	Industrial	6.1%
14,770	AMB Property Corporation		324,645
3,400	EastGroup Properties, Inc.		125,154
25,180	ProLogis		285,289
			735,088
	Industrial Mixed	6.4%
6,300	Digital Realty Trust, Inc.		284,319
2,290	Kilroy Realty Corporation		63,250
11,890	Liberty Property Trust		349,209
1,600	PS Business Parks, Inc.		78,352
			775,130
	Manufactured Homes	2.0%
5,100	Equity Lifestyle Properties, Inc.		236,895
	Mortgage REIT	0.3%
2,882	CreXus Investment Corporation*		40,867
	Office	13.9%
2,310	Alexandria Real Estate Equities, Inc.		125,133
9,200	Boston Properties, Inc.		559,084
23,800	Brandywine Realty Trust		227,528
9,065	Corporate Office Properties Trust		300,867
2,400	Douglas Emmett, Inc.		28,320
4,700	Franklin Street Properties Corporation		50,666
6,500	Highwoods Properties, Inc.		178,880
5,590	SL Green Realty Corporation		216,669
			1,687,147
	Retail - Local	8.2%
8,390	Federal Realty Investment Trust		495,262

Adelante U.S. Real Estate Securities Fund
Schedule of Investments
October 31, 2009 (Unaudited)

8,600	Regency Centers Corporation		$288,530
2,200	Saul Centers, Inc.		67,672
7,500	Weingarten Realty Investors		138,750
			990,214
	Retail - Regional	14.6%
8,900	Glimcher Realty Trust		24,030
18,088	Simon Property Group, Inc.		1,227,994
11,950	Taubman Centers, Inc.		364,594
5,152	The Macerich Company		153,530
			1,770,148
	Storage	5.9%
6,200	Extra Space Storage, Inc.		59,334
8,800	Public Storage		647,680
			707,014
	Total Common Stocks (cost $7,521,585)		11,305,040

	Preferred Stocks	4.4%

	Industrial Mixed	0.7%
3,800	Kilroy Realty Corporation, Series E		82,802

	Office	2.5%
13,300	Corporate Office Properties Trust, Series H		297,920

	Retail - Regional	1.2%
6,300	Taubman Centers, Inc., Series G		150,129

	Total Preferred Stocks (cost $354,810)		530,851

	Short-Term Investment	1.0%

124,691	Federated Government Obligations Fund I		124,691

	Total Short-Term Investment (cost $124,691)		124,691

	Total Investments (cost $8,001,086)	98.8%	11,960,582
	Other assets less liabilities	1.2%	144,731
	NET ASSETS	100.0%	$12,105,313

* Non-income producing

See notes to schedule of investments.

Notes to Schedule of Investments

Organization

Adelante Funds (the “Trust”) was organized on October 28, 1999 as a Delaware business trust and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.  The Trust currently consists of one investment portfolio: Adelante U.S. Real Estate Securities Fund (the “Fund”).  The Fund is a non-diversified portfolio of the Trust and is authorized to issue three classes of shares: Class A, Class K and Class Y.  The Fund’s share classes differ in terms of sales charges, fees and eligibility requirements. The Fund’s Class K and Class Y shares commenced operations on February 16, 2000.  As of October 31, 2009, the Fund’s Class K and Class Y shares are outstanding.  Adelante Capital Management LLC (the “Adviser”) is the Fund’s investment adviser.

Investment Valuation – In connection with the determination of the Fund’s net asset value, securities that are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  If a closing price is not reported, equity securities for which reliable bid quotations are available are valued at the mean between bid and asked prices.  Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Trustees.  The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale.  Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations.  There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset value per share.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Fair Value Measurements effective for fiscal years beginning after November 15, 2007.  Fair Value Measurements defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements.  The Fund adopted Fair Value Measurements as of February 1, 2008.  In addition, in April 2009, FASB issued Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly to further clarify the requirements of Fair Value Measurements.  The Fund adopted Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions Are Not Orderly as of July 31, 2009.  Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

•
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

•
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of 10/31/2009:

Investment in Securities	Level 1	Level 2	Level 3	Total
Common Stocks*	$11,305,040	$-	$-	$11,305,040
Preferred Stocks*	530,851	-	-	530,851
Short-Term Investment	124,691	-	-	124,691
Total	$11,960,582	$-	$-	$11,960,582

* All sub-categories within Common Stocks and Preferred Stocks represent level 1 evaluation status.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis.  Realized gains and losses from securities transactions are recorded on the identified cost basis.  Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Return of capital distributions from investments are accounted for as a decrease in the cost of investment and thus impact unrealized appreciation or depreciation of the investment security.

Federal Income Tax Information

At October 31, 2009, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes was as follows:

Cost of investments	$8,735,975

Gross unrealized appreciation	$3,667,836
Gross unrealized depreciation	(443,229)

Net unrealized appreciation on investments	$3,224,607

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adelante  Funds

By:          /s/ Michael A. Torres
Michael A. Torres
Principal Executive Officer

Date:   December 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Michael A. Torres
Michael A. Torres
Principal Executive Officer

Date:   December 29, 2009

By:          /s/ Mark A. Hoopes
Mark A. Hoopes
Principal Financial Officer

Date:       December 29, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)